GOODWILL AND INTANGIBLE ASSETS - Changes in Goodwill by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill
Balance of goodwill at beginning of period	$ 22,162	$ 22,126	$ 22,046
Foreign exchange translation	(383)	36	80
Divestitures	(480)
Balance of goodwill at end of period	21,299	22,162	22,126
Institutional Clients Group
Goodwill
Balance of goodwill at beginning of period	9,481	9,482	9,093
Foreign exchange translation	(266)	(1)	389
Divestitures	0
Balance of goodwill at end of period	9,215	9,481	9,482
Personal Banking and Wealth Management
Goodwill
Balance of goodwill at beginning of period	10,022	10,015	10,173
Foreign exchange translation	(296)	7	(158)
Divestitures	(9)
Balance of goodwill at end of period	9,717	10,022	10,015
Legacy Franchises
Goodwill
Balance of goodwill at beginning of period	2,659	2,629	2,780
Foreign exchange translation	179	30	(151)
Divestitures	(471)
Balance of goodwill at end of period	$ 2,367	$ 2,659	$ 2,629